Term Loan and Line of Credit (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table presents the Company’s borrowings as of December 31, 2013 and their contractual interest rates:

	December 31, 2013(1)
	Balance		Interest Rate
Term loan and line of credit	33,302	(2)	2.42%
Total borrowings	33,302
Less: Current portion of borrowings	3,200
Total borrowings, net of current portion	$30,102
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
(2) The Company’s borrowings as of December 31, 2013 relate to First Allied, of which, $28.8 million was outstanding under the FA Term Loan and $4.5 million was outstanding under the FA Revolver.

Schedule of Maturities of Long-term Debt
The following table presents the contractual maturities of borrowings as of December 31, 2013 (in thousands):

Year Ended December 31,(1)
2015	$3,200
2016	3,200
2017	3,200
2018	20,502
Total borrowings, net of current portion	$30,102
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(1) Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Schedule of Short-term Debt
The following table presents the scheduled contractual maturities of the current portion of borrowings as of December 31, 2013 (in thousands):

December 31, 2013(1)
March 31, 2014	$800
June 30, 2014	800
September 30, 2014	800
December 31, 2014	800
Total current portion of borrowings	$3,200
_____________________
(1) Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.